FINANCIAL INSTRUMENTS (Schedule of Classification of Financial Assets and Liabilities) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 50,592	$ 43,019
Financial liabilities		1,342	1,992
Financial liabilities at fair value through other comprehensive income: Derivatives instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		64	8
Financial liabilities measured at amortized cost: Bank loans and capital leases [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		1,278	1,984
Financial assets at fair value: Marketable securities (equity and debt) - through profit or loss [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets			1,663
Financial assets at fair value through other comprehensive income [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		10,324	8,597
Available for sale debt securities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets
Financial assets at cost - Cash and cash equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	[1]	18,093	12,681
Financial assets at cost - Short term bank deposits [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets		$ 22,175	$ 20,078	[1]

[1]	Reclassified